Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	DIGITAL HEALTH ACQUISITION CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 7
Entity Central Index Key	0001864531
Amendment Flag	true